RISK MANAGEMENT - Loans concentration by category (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RISK MANAGEMENT
Gross loans and finance leases	$ 220,323,483	$ 191,409,730
Allowance for loans, advances and lease losses	(15,864,482)	(16,616,043)	$ (10,929,395)	$ (10,235,831)
Loans and advances to customers, net	204,459,001	174,793,687
Commercial Loans
RISK MANAGEMENT
Gross loans and finance leases	114,911,843	98,659,287
Allowance for loans, advances and lease losses	(7,813,023)	(7,673,720)	(5,456,993)	(5,360,833)
Commercial Loans | Corporate
RISK MANAGEMENT
Gross loans and finance leases	60,920,083	51,884,404
Commercial Loans | SME
RISK MANAGEMENT
Gross loans and finance leases	15,010,566	13,249,336
Commercial Loans | Others
RISK MANAGEMENT
Gross loans and finance leases	38,981,194	33,525,547
Consumer loans
RISK MANAGEMENT
Gross loans and finance leases	48,363,040	41,055,939
Allowance for loans, advances and lease losses	(5,305,267)	(5,753,430)	(3,445,818)	(2,892,891)
Consumer loans | Credit card
RISK MANAGEMENT
Gross loans and finance leases	8,910,716	7,610,590
Consumer loans | Vehicle
RISK MANAGEMENT
Gross loans and finance leases	4,595,726	3,929,299
Consumer loans | Payroll loans
RISK MANAGEMENT
Gross loans and finance leases	9,307,057	7,879,427
Consumer loans | Others
RISK MANAGEMENT
Gross loans and finance leases	25,549,541	21,636,623
Mortgages
RISK MANAGEMENT
Gross loans and finance leases	30,646,787	25,959,112
Mortgages | VIS
RISK MANAGEMENT
Gross loans and finance leases	9,286,304	7,384,737
Mortgages | Non-VIS
RISK MANAGEMENT
Gross loans and finance leases	21,360,483	18,574,375
Financial Leases
RISK MANAGEMENT
Gross loans and finance leases	25,119,628	24,503,317
Allowance for loans, advances and lease losses	(1,521,067)	(1,996,033)	(1,025,403)	(990,970)
Small Business Loans
RISK MANAGEMENT
Gross loans and finance leases	1,282,185	1,232,075
Allowance for loans, advances and lease losses	$ (164,067)	$ (200,345)	$ (140,516)	$ (137,373)